Nature of the Business and Basis of Presentation - Liquidity And Going Concern (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Nature of the Business and Basis of Presentation
Net loss	$ 9,579	$ 4,202	$ 29,397	$ 17,347
Net cash used in operating activities	7,689	$ 4,138	18,305	21,040
Accumulated deficit	101,815		92,236	62,839
Cash and cash equivalents	$ 11,439		$ 31,614	$ 22,919